Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party with their relationships and transactions

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025 and 2024:

Name of related parties	Relationship with the Company
DLG Ventures Pte. Ltd.	Shareholder as of December 31, 2024.
Zou Junming Terence	Director, CEO
Atoll Discovery Pte Ltd	Joint venture

i) Significant transactions with related parties were as follows:

	Year ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000
Interest expense on note from a shareholder	171	37	-	-
Advances to a joint venture	-	-	1,669	1,298
Share-based payment to CEO	-	-	10,184	7,919
	171	37	11,853	9,217

ii) Significant balances with related parties were as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Advances to a joint venture	-	1,669	1,298
	-	1,669	1,298